Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 4.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.30%
Innovator U.S. Equity Ultra Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 458.74 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Innovator U.S. Equity Ultra Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 313.87 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 548.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.00%)